CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other comprehensive (loss)/income, pension and postretirement activity, tax	$ (25.6)	$ (19.8)	$ (45.9)
Other comprehensive (loss)/income, deferred gain on hedging activity, tax	$ 5.3	$ (6.9)	$ 0.9